Lease Transactions (Maturity of the Lease Payment Receivables of Direct Financing Lease Transactions) (Detail) - Direct Financing Lease [Member] ¥ in Millions	Mar. 31, 2020 JPY (¥)
Lease receivables: Direct financing lease, maturities in
2021	¥ 567,342
2022	485,810
2023	382,135
2024	295,263
2025	207,067
2026 and thereafter	255,743
Total undiscounted cash flows	2,193,360
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(319,129)
Amount on balance sheet	¥ 1,874,231